Operating Costs - Summary of Operating Costs (Parenthetical) (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Before Specific Items [Member]
Disclosure Of Operating Costs [Line Items]
Net of capitalised indirect labour costs	£ 672	£ 612	£ 463
Amortisation relating to write off of software costs	1,154	1,123	1,118
Research and development expenditure	643	632	638
Before Specific Items [Member] | Amortisation of Internally Developed Software [Member]
Disclosure Of Operating Costs [Line Items]
Research and development expenditure	581	573	577
Before Specific Items [Member] | Operating Costs [Member] | Internally Developed Computer Software and Operating Expenses [Member]
Disclosure Of Operating Costs [Line Items]
Research and development expenditure	62	59	61
Before Specific Items [Member] | Software Development Costs [Member]
Disclosure Of Operating Costs [Line Items]
Capitalised software development costs	472	450	457
Specific Items [Member]
Disclosure Of Operating Costs [Line Items]
Amortisation relating to write off of software costs			62
Leaver costs associated with restructuring and integration	(386)	(241)	0
Specific Items [Member] | Leavers Costs Associated With Restructuring and EE [Member]
Disclosure Of Operating Costs [Line Items]
Leaver costs associated with restructuring and integration	£ 257	£ 168	£ 37